RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to related party	$ 3,886	$ 65,769
Due to shareholder	307,499	282,499
Ossen Material Research [Member]
Related Party Transaction [Line Items]
Due to related party	3,886	65,769
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	$ 307,499	$ 282,499